Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Remeasurement items
Impairment loss	R 76,035	R 37,298	R 77
Reversal of impairment loss	(1,149)	(3,649)	(1,520)
Loss/(profit) on disposals	480	(650)	(8,460)
Write-off of unsuccessful exploration wells	48	899
Remeasurement items per income statement	75,414	33,898	(9,903)
Tax impact	(18,361)	(8,951)	702
Tax impact of impairment of assets	(18,157)	(9,831)	(2)
Tax impact of reversal of impairment of assets		854	421
Tax impact of (loss)/profit on disposals, scrapping and sale and leaseback transactions	(204)	26	283
Non-controlling interest effect	(1,262)	8	(20)
Effect of remeasurement items for equity accounted investments	(7)	23
Total remeasurement items for the Group, net of tax	55,784	24,978	(9,221)
Impairment allocated to earnings attributable to owners of parent that should have been allocated to non-controlling interests		1,000
Impairment reallocated from earnings attributable to owners of parent to non-controlling interests	1,000
Property, plant and equipment
Remeasurement items
Impairment loss	75,112	36,496	70
Reversal of impairment loss	(1,149)	(3,649)	(1,505)
Property plant and equipment disposed by sale
Remeasurement items
Loss/(profit) on disposals	(127)	(500)	(67)
Property plant and equipment scrapped
Remeasurement items
Loss/(profit) on disposals	765	363	3,366
Right of use assets
Remeasurement items
Impairment loss	166	546	6
Reversal of impairment loss			(15)
Other intangible assets and goodwill
Remeasurement items
Impairment loss	757	256	1
Other intangible assets
Remeasurement items
Loss/(profit) on disposals		3	2
Other assets
Remeasurement items
Loss/(profit) on disposals	(8)
Businesses disposed of
Remeasurement items
Loss/(profit) on disposals	R (150)	R (516)	(11,850)
Sale and leaseback transactions
Remeasurement items
Loss/(profit) on disposals			R 89